Shareholder Report, Holdings (Details)	Jun. 30, 2024
Variable Portfolio - Partners International Growth Fund Class 2 | Novo Nordisk A/S [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Variable Portfolio - Partners International Growth Fund Class 2 | ASML Holding NV [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Variable Portfolio - Partners International Growth Fund Class 2 | Taiwan Semiconductor Manufacturing Co., Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Variable Portfolio - Partners International Growth Fund Class 2 | Industria de Diseno Textil SA [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Variable Portfolio - Partners International Growth Fund Class 2 | Hoya Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Variable Portfolio - Partners International Growth Fund Class 2 | Experian PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Variable Portfolio - Partners International Growth Fund Class 2 | Compass Group PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Variable Portfolio - Partners International Growth Fund Class 2 | Tokyo Electron Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Variable Portfolio - Partners International Growth Fund Class 2 | MediaTek, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Variable Portfolio - Partners International Growth Fund Class 2 | SAP SE [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Variable Portfolio - Partners International Growth Fund Class 2 | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.80%
Variable Portfolio - Partners International Growth Fund Class 2 | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.20%
Variable Portfolio - Partners International Growth Fund Class 2 | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.10%
Variable Portfolio - Partners International Growth Fund Class 2 | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.50%
Variable Portfolio - Partners International Growth Fund Class 2 | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.20%
Variable Portfolio - Partners International Growth Fund Class 2 | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Variable Portfolio - Partners International Growth Fund Class 2 | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Variable Portfolio - Partners International Growth Fund Class 2 | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Variable Portfolio - Partners International Growth Fund Class 2 | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Variable Portfolio - Partners International Growth Fund Class 2 | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.90%
Variable Portfolio - Partners International Growth Fund Class 2 | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	15.80%
Variable Portfolio - Partners International Growth Fund Class 2 | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	12.50%
Variable Portfolio - Partners International Growth Fund Class 2 | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	11.20%
Variable Portfolio - Partners International Growth Fund Class 2 | SWITZERLAND
Holdings [Line Items]
Percent of Net Asset Value	6.70%
Variable Portfolio - Partners International Growth Fund Class 2 | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	6.40%
Variable Portfolio - Partners International Growth Fund Class 2 | CANADA
Holdings [Line Items]
Percent of Net Asset Value	6.00%
Variable Portfolio - Partners International Growth Fund Class 2 | DENMARK
Holdings [Line Items]
Percent of Net Asset Value	5.10%
Variable Portfolio - Partners International Growth Fund Class 2 | NETHERLANDS
Holdings [Line Items]
Percent of Net Asset Value	5.10%
Variable Portfolio - Partners International Growth Fund Class 2 | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	4.40%
Variable Portfolio - Partners International Growth Fund Class 2 | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Variable Portfolio – Partners International Growth Fund Class 1 | Novo Nordisk A/S [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Variable Portfolio – Partners International Growth Fund Class 1 | ASML Holding NV [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Variable Portfolio – Partners International Growth Fund Class 1 | Taiwan Semiconductor Manufacturing Co., Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Variable Portfolio – Partners International Growth Fund Class 1 | Industria de Diseno Textil SA [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Variable Portfolio – Partners International Growth Fund Class 1 | Hoya Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Variable Portfolio – Partners International Growth Fund Class 1 | Experian PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Variable Portfolio – Partners International Growth Fund Class 1 | Compass Group PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Variable Portfolio – Partners International Growth Fund Class 1 | Tokyo Electron Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Variable Portfolio – Partners International Growth Fund Class 1 | MediaTek, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Variable Portfolio – Partners International Growth Fund Class 1 | SAP SE [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Variable Portfolio – Partners International Growth Fund Class 1 | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.80%
Variable Portfolio – Partners International Growth Fund Class 1 | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.20%
Variable Portfolio – Partners International Growth Fund Class 1 | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.10%
Variable Portfolio – Partners International Growth Fund Class 1 | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.50%
Variable Portfolio – Partners International Growth Fund Class 1 | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.20%
Variable Portfolio – Partners International Growth Fund Class 1 | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Variable Portfolio – Partners International Growth Fund Class 1 | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Variable Portfolio – Partners International Growth Fund Class 1 | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Variable Portfolio – Partners International Growth Fund Class 1 | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Variable Portfolio – Partners International Growth Fund Class 1 | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.90%
Variable Portfolio – Partners International Growth Fund Class 1 | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	15.80%
Variable Portfolio – Partners International Growth Fund Class 1 | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	12.50%
Variable Portfolio – Partners International Growth Fund Class 1 | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	11.20%
Variable Portfolio – Partners International Growth Fund Class 1 | SWITZERLAND
Holdings [Line Items]
Percent of Net Asset Value	6.70%
Variable Portfolio – Partners International Growth Fund Class 1 | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	6.40%
Variable Portfolio – Partners International Growth Fund Class 1 | CANADA
Holdings [Line Items]
Percent of Net Asset Value	6.00%
Variable Portfolio – Partners International Growth Fund Class 1 | DENMARK
Holdings [Line Items]
Percent of Net Asset Value	5.10%
Variable Portfolio – Partners International Growth Fund Class 1 | NETHERLANDS
Holdings [Line Items]
Percent of Net Asset Value	5.10%
Variable Portfolio – Partners International Growth Fund Class 1 | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	4.40%
Variable Portfolio – Partners International Growth Fund Class 1 | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	4.10%